Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1 – Nature of Business

Immix Biopharma, Inc. (the “Company”) is a clinical-stage pharmaceutical company organized as a Delaware corporation on January 7, 2014 to focus on the development of safe and effective therapies for patients with cancer and inflammatory diseases. In August 2016, the Company established a wholly-owned Australian subsidiary, Immix Biopharma Australia Pty Ltd. (“IBAPL”), in order to conduct various preclinical and clinical activities for its development candidates.

Note 1 – Nature of Business

Immix Biopharma, Inc. (the “Company”) is a clinical-stage pharmaceutical company organized as a Delaware corporation on January 7, 2014 to focus on the development of safe and effective therapies for patients with cancer and inflammatory diseases. In August 2016, the Company established a wholly-owned Australian subsidiary, Immix Biopharma Australia Pty Ltd. (“IBAPL”), in order to conduct various preclinical and clinical activities for its development candidates.